Consolidated Balance Sheets $ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets:
Cash and cash equivalents		$ 502	$ 686	$ 2,340
Accounts receivable, net		11,899	16,257	21,744
Contract assets				2,784
Inventories		13,629	18,620	8,413
Deposits, prepayments and other receivables		1,324	1,808	1,376
Deferred IPO expenses		1,391	1,901	1,196
Total current assets		28,745	39,272	37,853
Non-current assets:
Plant and equipment, net		22,129	30,233	27,810
Right-of-use assets		878	1,199	8
Other receivables		251	343	73
Total non-current assets		23,258	31,775	27,891
TOTAL ASSETS		52,003	71,047	65,744
Current liabilities:
Accounts payable and accrued liabilities		8,883	12,136	12,739
Bank borrowings		17,079	23,333	17,131
Lease liabilities		5,432	7,421	6,246
Income tax payable		92	127	309
Total current liabilities		40,950	55,947	50,441
Long-term liabilities:
Bank borrowings				175
Lease liabilities		5,025	6,865	9,208
Deferred tax liabilities		1,478	2,017	1,586
Total long-term liabilities		6,503	8,882	10,969
TOTAL LIABILITIES		47,453	64,829	61,410
Commitments and contingencies
Shareholders’ equity
Ordinary share, par value US$0.000025, 20,000,000,000 shares authorized, 27,796,502 ordinary shares issued and outstanding**	[1]
Additional paid-in capital		646	883	883
Retained earnings		3,904	5,335	3,451
Total shareholders’ equity		4,550	6,218	4,334
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		52,003	71,047	65,744
Related Party [Member]
Current liabilities:
Amounts due to related parties		$ 9,464	$ 12,930	$ 14,016

[1]	– denotes amount less than $’000.